Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	¥ 10,827	$ 1,663	¥ (23,228)	¥ (26,950)
Cash flow from financing activities
Proceeds from related parties	19,327	2,970	(11,333)	30,102
Effect of exchange	1,759	399	2,661	(58)
Net cash provided by (used in) financing activities	(26,961)	(4,144)	60,123	8,733
Net increase (decrease) in cash	(380)	70	(1,012)	5,335
At beginning of period/year	13,343	1,922	14,355	9,020
At end of period/year	12,963	1,992	13,343	14,355
Parent Company [Member]
Cash flow from operating activities
Net income	(46,003)	(7,071)	(54,483)	(69,068)
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries	43,597	6,701	51,806	66,689
Foreign exchange gain	0	0	0	0
Changes in operating assets and liabilities:
Other current assets	0	0	0	0
Other current liabilities	(66)	(10)	142	34
Net cash provided by operating activities	(2,472)	(380)	(2,535)	(2,345)
Cash flow from financing activities
Payments to related parties	4,762	732	2,750	2,249
Proceeds from related parties	(2,379)	(366)	(10)	(2)
Effect of exchange	(12)	(2)	10	2
Net cash provided by (used in) financing activities	2,371	364	2,750	2,249
Net increase (decrease) in cash	(101)	(16)	215	(95)
At beginning of period/year	226	35	11	106
At end of period/year	¥ 125	$ 19	¥ 226	¥ 11